General	12 Months Ended
Nov. 30, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
General
General
Description of Business
Carnival Corporation is incorporated in Panama and Carnival plc is incorporated in England and Wales. Carnival Corporation and Carnival plc operate a dual listed company (“DLC”), whereby the businesses of Carnival Corporation and Carnival plc are combined through a number of contracts and through provisions in Carnival Corporation’s Articles of Incorporation and By-Laws and Carnival plc’s Articles of Association. The two companies operate as if they are a single economic enterprise, but each has retained its separate legal identity. Each company’s shares are publicly traded; on the New York Stock Exchange (“NYSE”) for Carnival Corporation and the London Stock Exchange for Carnival plc. In addition, Carnival plc American Depository Shares are traded on the NYSE (see Note 3).
We are the largest leisure travel company in the world, and also the largest cruise company. We operate 99 cruise ships within a portfolio of ten leading global, regional and national cruise brands that sell tailored cruise products, services and vacation experiences in all the world’s most important vacation geographic areas. The consolidated financial statements include the accounts of Carnival Corporation and Carnival plc and their respective subsidiaries. Together with their consolidated subsidiaries, they are referred to collectively in these consolidated financial statements and elsewhere in this 2015 Annual Report as “Carnival Corporation & plc,” “our,” “us” and “we.”

Revision of Prior Period Financial Statements
In the first quarter of 2015, we revised and corrected the accounting for one of our brands' marine and technical spare parts in order to consistently expense and classify them fleetwide. We evaluated the materiality of this revision and concluded that it was not material to any of our previously issued financial statements. However, had we not revised, this accounting may have resulted in material inconsistencies to our financial statements in the future. Accordingly, we revised all previously reported periods included herein.

The effects of this revision on our Consolidated Statements of Income were as follows (in millions, except per share data):

	Year Ended November 30, 2014			Year Ended November 30, 2013
	As Previously Reported	Adjustment	As Revised	As Previously Reported	Adjustment	As Revised
Other ship operating	$2,445	$18	$2,463	$2,589	$21	$2,610
Depreciation and amortization	$1,635	$2	$1,637	$1,588	$2	$1,590
Operating income	$1,792	$(20)	$1,772	$1,352	$(23)	$1,329
Income before income taxes	$1,245	$(20)	$1,225	$1,072	$(23)	$1,049
Net income	$1,236	$(20)	$1,216	$1,078	$(23)	$1,055
Earnings per share
Basic	$1.59	$(0.02)	$1.57	$1.39	$(0.03)	$1.36
Diluted	$1.59	$(0.03)	$1.56	$1.39	$(0.03)	$1.36

The effects of this revision on our Consolidated Statements of Comprehensive Income were as follows (in millions):

	Year Ended November 30, 2014			Year Ended November 30, 2013
	As Previously Reported	Adjustment	As Revised	As Previously Reported	Adjustment	As Revised
Net income	$1,236	$(20)	$1,216	$1,078	$(23)	$1,055
Total comprehensive income	$459	$(20)	$439	$1,446	$(23)	$1,423

The effects of this revision on our Consolidated Balance Sheet were as follows (in millions):

	November 30, 2014
	As Previously Reported	Adjustment		As Revised
Inventories	$364	$(15)		$349
Total current assets	$1,503	$(15)		$1,488
Property and equipment, net	$32,773	$46		$32,819
Other assets	$859	$(115)		$744
Total assets	$39,532	$(84)		$39,448
Retained earnings	$19,242	$(84)	(a)	$19,158
Total shareholders' equity	$24,288	$(84)		$24,204
Total liabilities and shareholders' equity	$39,532	$(84)		$39,448

(a)
As of November 30, 2014, the cumulative impact of this revision was an $84 million reduction in retained earnings. The diluted earnings per share decreases were $0.03 for each of 2014 and 2013, $0.02 for 2012, $0.03 for pre-2010 and $0.11 in the aggregate. There was no annual diluted earnings per share impact for 2011 and 2010.

This non-cash revision did not impact our operating cash flows for any period. The effects of this revision on the individual line items within operating cash flows on our Consolidated Statement of Cash Flows were as follows (in millions):

	Year Ended November 30, 2014			Year Ended November 30, 2013
	As Previously Reported	Adjustment	As Revised	As Previously Reported	Adjustment	As Revised
Net income	$1,236	$(20)	$1,216	$1,078	$(23)	$1,055
Depreciation and amortization	$1,635	$2	$1,637	$1,588	$2	$1,590
Inventories	$1	$—	$1	$19	$2	$21
Insurance recoverables, prepaid expenses and other	$401	$21	$422	$402	$22	$424
Accrued and other liabilities	$(379)	$(3)	$(382)	$(330)	$(3)	$(333)

The effects of this revision on our Consolidated Statements of Shareholders' Equity were as follows (in millions):

	November 30, 2014			November 30, 2013			November 30, 2012
	As Previously Reported	Adjustment	As Revised	As Previously Reported	Adjustment	As Revised	As Previously Reported	Adjustment	As Revised
Retained earnings	$19,242	$(84)	$19,158	$18,782	$(64)	$18,718	$18,479	$(41)	$18,438